Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share

The calculations below provide net earnings, average common shares outstanding, and the resultant earnings per share for both basic and diluted EPS for the years ended December 31, 2012, 2011, and 2010.

($ in thousands, except per share amounts)	Net Earnings (Numerator)	Shares (In thousands) (Denominator)	Per Share Amount

2012
Basic EPS	$20,333	33,922	$0.60
Effect of dilutive securities:
Equity-based compensation plans	—	601

Diluted EPS	$20,333	34,523	$0.59

2011
Basic EPS	$20,967	34,321	$0.61
Effect of dilutive securities:
Equity-based compensation plans	—	685

Diluted EPS	$20,967	35,006	$0.60

2010
Basic EPS	$22,038	34,090	$0.65
Effect of dilutive securities:
Equity-based compensation plans	—	759

Diluted EPS	$22,038	34,849	$0.63

Potentially dilutive securities earnings per share

The following table shows the securities that could potentially dilute EPS in the future, but have been excluded from the 2012, 2011, and 2010 diluted earnings per share calculations because they are either anti-dilutive or the exercise price exceeds the average market price.

	Year ended December 31,
(Number of shares in thousands)	2012	2011	2010

Stock options	346	539	587